Financial Assets Measured At Fair Value Through Profit And Loss (Details) - Other Unquoted Shares [Member]	Jun. 30, 2023	Dec. 31, 2022
UNITED KINGDOM | Zero Carbon Farms Ltd [Member]
Financial Assets Measured At Fair Value Through Profit And Loss (Details) [Line Items]
Percentage of voting equity interests acquired	5.00%	5.00%
MALAYSIA | Unique Fire Holdings Berhad [Member]
Financial Assets Measured At Fair Value Through Profit And Loss (Details) [Line Items]
Percentage of voting equity interests acquired	0.10%	0.10%